FAIR VALUE MEASUREMENTS - Contingent consideration obligation, Assumptions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Fair value gain/(loss)	$ 18,975	$ (510,661)	$ (39,313)	$ (544,209)	$ (365,158)	$ (187,428)
Derivative liabilities
FAIR VALUE MEASUREMENTS
Fair value gain/(loss)	$ (19,000)	$ 510,000	$ (39,000)	$ (544,000)	$ (366,000)	$ (187,000)